Lease Liabilities - Detailed Information About In Maturity Lease Payments (Detail) $ in Millions	Dec. 31, 2020 CAD ($)
Statement [Line Items]
Undiscounted Finance lease payments to be paid	$ 14.5
2021 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	4.9
2022 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	3.5
2023 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.8
2024 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.2
2025 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
Thereafter [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	5.0
Transportation [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	5.6
Transportation [member] | 2021 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	3.4
Transportation [member] | 2022 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	2.2
Transportation [member] | 2023 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Transportation [member] | 2024 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Transportation [member] | 2025 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Transportation [member] | Thereafter [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Vehicles [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	3.4
Vehicles [member] | 2021 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	1.4
Vehicles [member] | 2022 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	1.2
Vehicles [member] | 2023 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.7
Vehicles [member] | 2024 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
Vehicles [member] | 2025 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Vehicles [member] | Thereafter [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Surface [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	5.5
Surface [member] | 2021 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
Surface [member] | 2022 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
Surface [member] | 2023 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
Surface [member] | 2024 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
Surface [member] | 2025 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
Surface [member] | Thereafter [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	$ 5.0